RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Incurred fees	$ 626,207	$ 85,395	$ 2,245,792	$ 691,458
Payable to related parties	123,857	122,965	123,857	122,965
[custom:SalaryAndCommissions]	100,299		259,176
Business services agreement [member] | Business instincts group [member]
IfrsStatementLineItems [Line Items]
Incurred fees	162,834	124,208	445,404	302,886
Payable to related parties
Independent consultant agreement [member] | Alberta Ltd [member]
IfrsStatementLineItems [Line Items]
Incurred fees	225,813	109,438	672,848	520,089
Payable to related parties	42,000		42,000
Executive consultant agreement [member] | Scottlarson [member]
IfrsStatementLineItems [Line Items]
Incurred fees		$ 30,744	$ 61,666	$ 70,203